INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
INCOME/(LOSS) PER SHARE
15.	INCOME/(LOSS) PER SHARE
Basic and diluted income/(loss) per share and per ADS for each of the years presented are calculated as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Numerator:
Net income/(loss) attributable to RISE Education Cayman Ltd	142,958	148,100	(132,433)	(20,296)
Denominator:
Weighted average number of ordinary shares outstanding-basic	113,812,182	113,187,721	112,813,031	112,813,031
Weighted average number of ordinary shares outstanding- diluted	115,881,867	114,464,108	112,813,031	112,813,031
Basic income/(loss) per share	1.26	1.31	(1.17)	(0.18)
Diluted income/(loss) per share	1.23	1.29	(1.17)	(0.18)
Basic income/(loss) per ADS	2.51	2.62	(2.35)	(0.36)
Diluted income/(loss) per ADS	2.47	2.59	(2.35)	(0.36)
Nil, nil and 953,168 share options were excluded from the computation of diluted income per share for the year ended December 31, 2018, 2019 and 2020, respectively, because their effects would be anti-dilutive.